Note 24 - Non-Current Assets and Disposal Groups Held for Sale - Components of Other Non-Current Assets and Disposal Groups Held for Sale (Detail: Text Values) - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
DWS completes closing of transfer of its digital investment platform as part of its partnership with BlackFin [Abstract]
DWS Transfer of Digital investment platform to BlackFin, In percent		0.30
Stake in MorgenFund GmbH received as part of consideration in Percent	0.30
Sale of the Italian financial advisors business to Zurich Italy [Abstract]
Sale of the Italian financial advisors business to Zurich Italy, no of Financial Advisors	1,085,000,000
Sale of the Italian financial advisors business to Zurich Italy, no of employees	96,000,000
Sale of the Italian financial advisors business to Zurich Italy, Assets Under Management	€ 16,000,000,000
Sale of the Italian financial advisors business to Zurich Italy, AUM of which discretionay Portfolio managed by DB	1,000,000,000.0
Sale of the Italian financial advisors business to Zurich Italy Pre-tax gain on sale recorded	€ 312,000,000